Annual Operating Expenses - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2024
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.26%